STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	0 Months Ended		1 Months Ended
	Nov. 07, 2012	Mar. 15, 2012	Nov. 01, 2012
Common stock issued to Founders per share		$ 0.02
Stock issued on November 1, 2012			$ 10.00
Stock issued to private placement on November 1, 2012			$ 10.00
Stock issued on November 7, 2012	$ 10.00
Stock issued to private placement on November 7, 2012	$ 10.00